Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Assets	R$ 825,924	R$ 595,380
Liabilities	(310,190)	(440,994)
Interest rate swap contract [member] | Cash flow hedge [member]
Disclosure of detailed information about hedging instruments [line items]
Liabilities	(7,129)	(9,422)
Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Assets	24,057	21,813
Liabilities		(1,732)
Interest rate swap contract [member] | Not designated as hedging instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Assets	203,636	93,606
Liabilities	(266,439)	(260,593)
Foreign currency options [member] | Cash flow hedge [member]
Disclosure of detailed information about hedging instruments [line items]
Assets	338,592	246,323
Foreign currency options [member] | Not designated as hedging instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Liabilities	(35,487)	(45,949)
Forward foreign currency contract [member] | Not designated as hedging instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Assets	203,148	233,638
Liabilities	(1,135)	(74)
Heating oil forward contracts [member] | Not designated as hedging instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Assets	R$ 56,491
Liabilities		R$ (123,224)